Valuation and qualifying accounts (Notes)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts

						$ million
		2019		2018		2017
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	416	235	335	314	392	335
Adjustment on adoption of IFRS 9	—	—	115	(85)	—	—
At 1 January – IFRS 9	416	235	450	229	392	335
Charged to costs and expenses	206	28	30	10	68	47
Charged to other accounts[a]	(2)	—	(12)	(1)	13	3
Deductions	(111)	(14)	(52)	(3)	(138)	(71)
At 31 December	509	249	416	235	335	314
[a] Principally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances in 2019 and 2018 and impairment provisions recognized on an incurred loss basis in 2017. The adjustment on adoption of IFRS 9 relates to the additional loss allowance required by IFRS 9's expected credit loss model. The expected credit loss allowance comprises $414 million (2018 $327 million) relating to receivables that were credit-impaired at the end of the year and $95 million (2018 $89 million) relating to receivables that were not credit-impaired at the end of the year. There were no significant changes to the gross carrying amounts of trade and other receivables during the year that affected the estimation of the loss allowance at 31 December 2019.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities in 2019 and 2018. This includes expected credit loss allowances of $2 million (2018 $44 million) relating to loans that form part of the net investment in equity-accounted entities. The adjustment on adoption of IFRS 9 primarily relates to amounts provided against investments in equity instruments that were held at cost less impairment losses under IAS 39 but that are classified as measured at fair value through profit or loss under IFRS 9.
In addition to the amounts presented above, expected loss allowances on cash and cash equivalents classified as measured at amortized cost totalled $11 million (2018 $11 million). For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 29.
Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply.